Significant Risks and Uncertainties Including Business and Credit Concentrations - Schedule of Revenues and Percentage of Combined Revenues for Customers (Detail) (USD $)
In Thousands, unless otherwise specified
	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Revenue, Major Customer [Line Items]
Revenues	$ 112,841	$ 73,401	$ 65,653
Fronape International Company, a Subsidiary of Petrobras Transporte S.A. [Member]
Revenue, Major Customer [Line Items]
Revenues	25,666	22,860	24,980
Eni Trading and Shipping S.pA [Member]
Revenue, Major Customer [Line Items]
Revenues	23,512
Statoil ASA [Member]
Revenue, Major Customer [Line Items]
Revenues	22,263	21,563	22,193
Repsol Sinopec Brasil, S.A., a Subsidiary of Repsol Sinopec Brasil, B.V. [Member]
Revenue, Major Customer [Line Items]
Revenues	20,338	8,417
Brazil Shipping I Limited, a Subsidiary of BG Group Plc [Member]
Revenue, Major Customer [Line Items]
Revenues	$ 12,124	$ 20,311	$ 14,905
Revenues [Member] | Fronape International Company, a Subsidiary of Petrobras Transporte S.A. [Member]
Revenue, Major Customer [Line Items]
Percentage of combined revenues for customers	23.00%	31.00%	38.00%
Revenues [Member] | Eni Trading and Shipping S.pA [Member]
Revenue, Major Customer [Line Items]
Percentage of combined revenues for customers	21.00%
Revenues [Member] | Statoil ASA [Member]
Revenue, Major Customer [Line Items]
Percentage of combined revenues for customers	20.00%	29.00%	34.00%
Revenues [Member] | Repsol Sinopec Brasil, S.A., a Subsidiary of Repsol Sinopec Brasil, B.V. [Member]
Revenue, Major Customer [Line Items]
Percentage of combined revenues for customers	18.00%	12.00%
Revenues [Member] | Brazil Shipping I Limited, a Subsidiary of BG Group Plc [Member]
Revenue, Major Customer [Line Items]
Percentage of combined revenues for customers	11.00%	28.00%	23.00%